Cassidy & Associates
                               Attorneys at Law
                              215 Apolena Avenue
                        Newport Beach, California 92662
                                ----------
                         Email:  CassidyLaw@aol.com

Telephone: 202/387-5400                          Fax:949/673-4525

                             July 22, 2014

Bryan Pitko
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Spring Valley Acquisition Corporation
          Amendment to Registration Statement on Form 10
          File No. 000-55223

Dear Mr. Pitko:

     Attached for filing with the Securities and Exchange Commission is Amendment No. 1 to the Spring Valley Acquisition Corporation registration statement on Form 10.

     The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated July 15, 2104 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

     The following responses address the comments of the reviewing staff of the Commission as set forth in its comment letter.

General

1.   The Staff's comment is noted.

2. The Staff's comment is noted and the comments have been applied to all eight registration statements filed simultaneously herewith.


Cover Page

3.   The IRS Employer Identification number has been added.

Risk Factors

4. The requested disclosure has been added as a Risk Factor and appears on page 8 of the Registration Statement.

Item 5.  Directors and Executive Officers

5. The requested disclosure has been added and appears on page 15 of the Registration Statement.

Recent Blank Check Companies

6. The noted disclosure has been corrected and the section updated and appears beginning on page 26 of Registration Statement.


     The Company has filed simultaneously a statement of acknowledgment regarding the adequacy and accuracy of the filing.


                              Sincerely,


                              Lee W. Cassidy